Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade and other receivables, net	$ 1,147	$ 859
Prepaid expenses	2,691	1,946
Vendor deposits	1,395	1,737
Other current assets	171	480
Total prepaid expenses and other current assets	$ 5,404	$ 5,022